Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue generated from services:
Small and Medium Enterprise financing solutions		$ 101,823,899	$ 87,269,959	$ 87,133,963
Supply Chain financing solutions		6,153,645	3,542,592	4,930,289
Other financing solutions				3,222
Total revenue generated from services		107,977,544	90,812,551	92,067,474
Revenue generated from sales:
Supply chain trading business		278,693,355	143,361,714	68,132,237
Total revenues		386,670,899	234,174,265	160,199,711
COST OF REVENUE:
Cost of revenue - services		(68,154,833)	(55,472,076)	(37,989,001)
Cost of revenue - sales		(278,002,800)	(140,880,063)	(67,628,806)
Business and sales related taxes		(527,336)	(772,830)	(533,760)
GROSS PROFIT		39,985,930	37,049,296	54,048,144
OPERATING EXPENSES:
Selling expenses		(1,525,692)	(1,977,617)	(2,323,403)
General and administrative expenses		(10,859,011)	(10,511,542)	(11,641,567)
Research and development expenses		(1,093,457)	(1,563,718)	(1,599,728)
Bad debt expense		(2,215,016)	(4,509,634)	(294,536)
Goodwill Impairment Loss		(5,488,816)	(777,329)
Total operating expenses		(21,181,992)	(19,339,840)	(15,859,234)
INCOME FROM OPERATIONS		18,803,938	17,709,456	38,188,910
OTHER INCOME :
Interest and investment income		2,557,588	2,790,768	2,122,903
Other income , net		2,159,301	2,021,688	464,210
Total other income, net		4,716,889	4,812,456	2,587,113
INCOME BEFORE PROVISION FOR INCOME TAXES		23,520,827	22,521,912	40,776,023
PROVISION FOR INCOME TAXES		(5,817,147)	(4,741,854)	(10,269,501)
NET INCOME		17,703,680	17,780,058	30,506,522
Net income attributable to non-controlling interests		(125,942)	(159,246)	(126,161)
NET INCOME - Nisun International’s shareholders		17,577,738	17,620,812	30,380,361
OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation (loss) income		(4,536,797)	(12,576,380)	2,039,011
COMPREHENSIVE INCOME		13,040,941	5,044,432	32,419,372
Comprehensive loss attributable to non-controlling interests		65	6,231	2,051
COMPREHENSIVE INCOME		$ 13,041,006	$ 5,050,663	$ 32,421,423
BASIC AND DILUTED EARNINGS PER COMMON SHARE:
NET EARNINGS PER COMMON SHARE (in Dollars per share)		$ 4.46	$ 4.42	$ 14.13
Weighted average number of shares outstanding-basic (in Shares)	[1]	3,943,793	3,986,359	2,150,683

[1]	The financial statements give retroactive effect to the May 18, 2023 one-for-ten reverse share split.